Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from financial institutions	$ 3,733	$ 1,477
Federal funds sold and cash equivalents	106,495	56,151
Cash and cash equivalents	110,228	57,628
Investment securities available for sale, at fair value	22,517	27,730
Investment securities held to maturity (fair value of $2,080 at December 31, 2011 and $2,048 at December 31, 2010)	2,032	1,999
Total investment securities	24,549	29,729
Loans held for sale	225	11,454
Loans, net of unearned income	625,117	626,739
Less: Allowance for loan losses	19,323	14,789
Net loans	605,794	611,950
Accrued interest receivable	3,039	3,273
Premises and equipment, net	4,122	4,279
Other real estate owned (OREO)	19,410	16,701
Restricted stock, at cost	3,565	3,040
Bank owned life insurance (BOLI)	5,541	5,362
Other assets	14,265	13,437
Total Assets	790,738	756,853
Deposits
Noninterest-bearing deposits	31,146	23,168
Interest-bearing deposits	603,709	581,554
Total deposits	634,855	604,722
FHLB borrowings	50,607	40,759
Other borrowed funds	10,000	21,454
Subordinated debentures	13,403	13,403
Accrued interest payable	618	828
Other liabilities	3,982	4,955
Total liabilities	713,465	686,121
Equity
Preferred stock, cumulative perpetual, $1,000 liquidation value; authorized 1,000,000 shares; Issued: 16,288 shares at December 31, 2011 and December 31, 2010	15,868	15,683
Common stock, $.10 par value; authorized 10,000,000 shares; Issued: 5,097,078 shares at December 31, 2011 and 4,653,133 shares at December 31, 2010	510	465
Additional paid-in capital	45,844	41,931
Retained earnings	17,808	15,494
Accumulated other comprehensive loss	(626)	(693)
Treasury stock, 210,900 shares at December 31, 2011 ; and December 31, 2010, at cost	(2,180)	(2,180)
Total shareholders' equity	77,224	70,700
Noncontrolling (minority) interest in consolidated subsidiaries	49	32
Total equity	77,273	70,732
Total liabilities and equity	$ 790,738	$ 756,853